CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	¥ 850,063	¥ 830,233	¥ 500,235
Less: Net income (loss) attributable to noncontrolling interests	(429)	27,185	1,751
Net income attributable to MHFG shareholders	850,492	803,048	498,484
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	167,930	166,528	161,258
Provision (credit) for loan losses	34,560	(60,223)	(126,230)
Investment losses (gains)-net	(263,793)	(271,174)	(237,556)
Equity in losses (earnings) of equity method investees-net	(28,969)	(17,502)	(27,975)
Foreign exchange losses (gains)-net	(225,130)	357,103	127,254
Deferred income tax expense (benefit)	123,125	181,990	90,375
Net change in trading account assets	(778,204)	(2,121,400)	7,205,841
Net change in trading account liabilities	916,958	1,333,577	(2,359,775)
Net change in loans held for sale	(27,347)	56,549	(53,291)
Net change in accrued income	(2,441)	(7,531)	21,735
Net change in accrued expenses	(26,425)	87,157	12,262
Other-net	(499,046)	697,804	638,926
Net cash provided by operating activities	241,710	1,205,926	5,951,308
Cash flows from investing activities:
Proceeds from sales of investments	19,830,288	58,629,117	64,003,905
Proceeds from maturities of investments	8,669,730	6,107,552	9,862,926
Purchases of investments	(25,046,188)	(61,507,248)	(65,822,738)
Proceeds from sales of loans	197,898	651,339	215,419
Net change in loans	(1,923,627)	(2,800,196)	(2,313,291)
Net change in interest-bearing deposits in other banks	(7,750,251)	(8,189,150)	(7,417,572)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	385,134	1,813,089	2,306,310
Proceeds from sales of premises and equipment	47,506	41,521	39,324
Purchases of premises and equipment	(388,565)	(419,912)	(456,980)
Net cash provided by (used in) investing activities	(5,978,075)	(5,673,888)	417,303
Cash flows from financing activities:
Net change in deposits	5,441,731	9,460,669	657,308
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	(3,900,502)	(5,376,701)	(6,771,338)
Net change in due to trust accounts	3,226,204	499,065	122,765
Net change in other short-term borrowings	571,901	(4,480,378)	(724,788)
Proceeds from issuance of long-term debt	2,723,168	6,537,703	1,999,764
Repayment of long-term debt	(2,307,082)	(2,196,492)	(1,097,627)
Proceeds from noncontrolling interests	1,354	891	43,083
Payment to noncontrolling interests	(86)	(1)	(1)
Proceeds from issuance of common stock	5	6
Proceeds from sales of treasury stock	3	3	11
Purchases of treasury stock	(13)	(12)	(37,013)
Dividends paid	(195,283)	(176,186)	(152,163)
Dividends paid to noncontrolling interests	(2,683)	(3,936)	(12,006)
Net cash provided by (used in) financing activities	5,558,717	4,264,631	(5,972,005)
Effect of exchange rate changes on cash and due from banks	(28,061)	34,758	31,831
Net increase (decrease) in cash and due from banks	(205,709)	(168,573)	428,437
Cash and due from banks at beginning of fiscal year	1,528,306	1,696,879	1,268,442
Cash and due from banks at end of fiscal year	1,322,597	1,528,306	1,696,879
Supplemental disclosure of cash flow information:
Interest paid	435,584	419,070	408,803
Income taxes paid	269,364	172,022	122,619
Noncash investing activities:
Transfer of loans into other investments	63,420	2,414
Investment in capital leases	¥ 16,123	¥ 8,184	¥ 7,901